Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 202,967	₩ 260,596
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	118,278	148,281
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	18,397	22,026
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	12,699	16,709
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	118,525	106,916
Security services [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	0	30,597
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 53,346	₩ 84,348